UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 01403 )

Exact name of registrant as specified in charter: Putnam Global Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:
Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments:

Putnam Global Equity Fund

The fund's portfolio
7/31/06 (Unaudited)
COMMON STOCKS (98.0%)(a)
	Shares	Value

Aerospace and Defense (0.8%)
L-3 Communications Holdings, Inc.	218,101	$16,063,139

Airlines (0.3%)
AMR Corp. (NON)	227,600	5,007,200

Automotive (2.2%)
Suzuki Motor Corp. (Japan)	1,797,100	44,055,808

Banking (15.6%)
ABN AMRO Holding NV (Netherlands)	910,071	25,164,300
Bank of America Corp.	1,325,823	68,319,659
Bank of Ireland PLC (Ireland)	500,923	8,820,653
Barclays PLC (United Kingdom)	1,223,046	14,338,385
Credit Agricole SA (France)	1,171,011	47,022,790
KBC Groupe SA (Belgium)	204,466	22,254,652
Postal Savings Bank 144A (Greece) (NON)	181,732	3,900,390
Royal Bank of Scotland Group PLC (United Kingdom)	1,234,431	40,143,271
Societe Generale (France)	134,502	20,045,748
U.S. Bancorp	684,158	21,893,056
UniCredito Italiano SpA (Italy)	2,985,349	22,951,065
Washington Mutual, Inc. (S)	293,015	13,097,771
		307,951,740

Basic Materials (2.2%)
Teck Comico, Ltd. Class B (Canada)	655,400	43,442,000

Beverage (0.9%)
InBev NV (Belgium)	324,674	17,027,073

Biotechnology (1.4%)
Amgen, Inc. (NON) (SEG)	411,900	28,725,906

Broadcasting (0.5%)
British Sky Broadcasting PLC (United Kingdom)	884,258	9,252,358

Building Materials (0.7%)
Sherwin-Williams Co. (The) (S)	279,558	14,145,635

Chemicals (1.4%)
BASF AG (Germany)	340,092	27,387,051

Communications Equipment (0.3%)
Cisco Systems, Inc. (NON)	327,400	5,844,090

Conglomerates (1.9%)
Mitsubishi Corp. (Japan)	1,293,300	26,562,271
Vivendi SA (France)	309,265	10,461,433
		37,023,704

Consumer Cyclicals (1.4%)
Matsushita Electric Industrial Co., Ltd. (Japan)	1,337,000	27,868,773

Consumer Finance (2.8%)
Capital One Financial Corp.	153,900	11,904,165
Countrywide Financial Corp.	1,230,800	44,099,564
		56,003,729

Consumer Goods (1.8%)
Reckitt Benckiser PLC (United Kingdom)	910,503	36,510,136

Electric Utilities (2.0%)
Iberdrola SA (Spain)	458,145	16,251,686
PG&E Corp. (S)	573,100	23,886,808
		40,138,494

Electronics (2.1%)
Chartered Semiconductor Manufacturing, Ltd.
(Singapore) (NON)	11,096,000	7,603,375
Hynix Semiconductor, Inc. (South Korea) (NON)	540,900	18,403,737
United Microelectronics Corp. (Taiwan)	28,930,000	15,903,857

		41,910,969

Financial (1.2%)
Citigroup, Inc. (SEG)	241,640	11,673,628
Orix Corp. (Japan)	46,590	12,235,881
		23,909,509

Gaming & Lottery (0.9%)
Sankyo Co., Ltd. (Japan)	339,900	18,685,291

Health Care Services (0.9%)
Cardinal Health, Inc.	269,546	18,059,582

Homebuilding (0.7%)
Barratt Developments PLC (United Kingdom)	775,933	14,036,079

Household Furniture and Appliances (1.0%)
Whirlpool Corp. (S)	247,607	19,112,784

Insurance (4.1%)
ACE, Ltd. (Bermuda)	388,422	20,015,386
Allianz AG (Germany)	232,782	36,519,818
Zurich Financial Services AG (Switzerland)	109,225	24,511,297
		81,046,501

Investment Banking/Brokerage (4.6%)
Bear Stearns Cos., Inc. (The)	72,200	10,243,014
Credit Suisse Group (Switzerland)	565,624	31,681,377
Goldman Sachs Group, Inc. (The)	164,500	25,127,375
Macquarie Bank, Ltd. (Australia)	514,999	24,402,344
		91,454,110

Lodging/Tourism (0.5%)
Royal Caribbean Cruises, Ltd.	290,600	9,851,340

Machinery (4.0%)
Cummins, Inc. (S)	286,500	33,520,500
Fanuc, Ltd. (Japan)	320,800	26,803,426
SMC Corp. (Japan)	156,900	20,116,439
		80,440,365

Manufacturing (1.1%)
SKF AB Class B (Sweden)	1,605,620	22,689,245

Metals (5.3%)
Nucor Corp. (S)	656,600	34,911,422
Phelps Dodge Corp. (S)	134,415	11,739,806
POSCO (South Korea)	88,290	21,536,401
Quanex Corp. (S)	128,519	4,663,955
Zinifex, Ltd. (Australia)	4,000,000	32,329,420
		105,181,004

Office Equipment & Supplies (1.5%)
Canon, Inc. (Japan)	631,800	30,424,908

Oil & Gas (12.8%)
Chevron Corp.	408,800	26,890,864
Exxon Mobil Corp.	899,556	60,935,923
Frontier Oil Corp.	825,100	29,084,775
Marathon Oil Corp.	567,694	51,455,784
Nippon Mining Holdings, Inc. (Japan)	2,479,500	21,020,058
Norsk Hydro ASA (Norway)	253,550	7,197,283
Tesoro Corp. (S)	317,600	23,756,480
Valero Energy Corp.	512,900	34,584,847
		254,926,014

Pharmaceuticals (7.5%)
Johnson & Johnson	983,201	61,499,223
Pfizer, Inc.	1,970,500	51,213,295
Roche Holding AG (Switzerland)	181,418	32,275,014
Serono SA (Switzerland)	6,244	4,222,689
		149,210,221

Publishing (0.9%)
Dai Nippon Printing Co., Ltd. (Japan)	1,140,000	17,993,707

Railroads (0.9%)
Canadian National Railway Co. (Canada)	443,000	17,857,212

Real Estate (0.2%)
Friedman, Billings, Ramsey Group, Inc. Class A (R) (S)	367,829	3,376,670

Retail (1.8%)
Marks & Spencer Group PLC (United Kingdom)	1,424,984	15,867,855
Supervalu, Inc. (S)	756,600	20,511,426
		36,379,281

Semiconductor (0.3%)
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	3,358,798	5,621,419

Software (1.2%)
Autodesk, Inc. (NON)	210,200	7,169,922
Microsoft Corp.	679,500	16,328,385
		23,498,307

Technology Services (1.7%)
Accenture, Ltd. Class A (Bermuda)	658,300	19,261,858
Google, Inc. Class A (NON)	37,510	14,501,366
		33,763,224

Telecommunications (4.5%)
Embarq Corp. (NON)	39,288	1,777,782
Koninklijke (Royal) KPN NV (Netherlands)	1,860,345	21,103,084
Sprint Nextel Corp.	2,431,700	48,147,660
Vodafone Group PLC (United Kingdom)	7,363,006	15,978,864
Vodafone Group PLC Class B (United Kingdom) (F)(NON)	8,414,864	2,356,330
		89,363,720

Telephone (0.8%)
China Netcom Group Corp. (Hong Kong), Ltd. (Hong Kong)	9,175,200	16,718,676

Tobacco (1.3%)
Japan Tobacco, Inc. (Japan)	6,897	26,462,014

Total common stocks (cost $1,804,064,185)		$1,948,418,988

SHORT-TERM INVESTMENTS (7.7%)(a)
	Principal	Value
	amount/shares

Interest in $521,000,000 joint tri-party repurchase
agreement dated July 31, 2006 with UBS Securities LLC
due August 1, 2006 with respect to various U.S.
Government obligations -- maturity value of
$21,915,214 for an effective yield of 5.28%
(collateralized by Fannie Mae and Freddie Mac
securities with yields ranging from 3.50% to 12.00%
and due dates ranging from January 1, 2007 to
July 1, 2036, valued at $531,422,424)	$21,912,000	$21,912,000
Putnam Prime Money Market Fund (e)	19,653,568	19,653,568
Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.44% and
due dates ranging from August 1, 2006 to
August 23, 2006 (d)	$112,006,028	111,967,505

Total short-term investments (cost $153,533,073)		$153,533,073

TOTAL INVESTMENTS

Total investments (cost $1,957,597,258)(b)		$2,101,952,061

FORWARD CURRENCY CONTRACTS TO BUY at 7/31/06 (aggregate face value $244,896,148) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$60,975,137	$59,838,261	10/18/06	$1,136,876
British Pound	125,945,900	124,806,889	9/20/06	1,139,011
Canadian Dollar	23,060,338	23,171,375	10/18/06	(111,037)
Euro	25,569,650	25,380,364	9/20/06	189,286
Japanese Yen	223,079	222,942	8/16/06	137
Norwegian Krone	11,117,322	11,111,300	9/20/06	6,022
Swiss Franc	363,687	365,017	9/20/06	(1,330)

Total				$2,358,965

FORWARD CURRENCY CONTRACTS TO SELL at 7/31/06 (aggregate face value $306,687,688) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$2,041,684	$2,018,033	10/18/06	$(23,651)
British Pound	4,940,136	4,886,772	9/20/06	(53,364)
Canadian Dollar	14,564,503	14,470,972	10/18/06	(93,531)
Danish Krone	28,263	28,752	9/20/06	489
Euro	81,668,441	80,912,849	9/20/06	(755,592)
Japanese Yen	162,313,733	163,102,300	8/16/06	788,567
Norwegian Krone	7,423,757	7,267,784	9/20/06	(155,973)
Swedish Krona	1,149,030	1,156,157	9/20/06	7,127
Swiss Franc	32,293,438	32,844,069	9/20/06	550,631

Total				$264,703

FUTURES CONTRACTS OUTSTANDING at 7/31/06 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Dow Jones Euro Stoxx 50 Index (Long)	104	$4,903,413	Sep-06	$371,158
New Financial Times Stock Exchange 100 Index (Long)	32	3,534,077	Sep-06	238,249
S&P 500 Index (Long)	63	20,188,350	Sep-06	176,721
S&P ASX 200 Index (Long)	13	1,237,692	Sep-06	21,368
S&P/Tokyo Stock Exchange 60 Index (Long)	10	1,184,602	Sep-06	87,925
Tokyo Price Index (Long)	26	3,568,694	Sep-06	(77,362)

Total				$818,059

NOTES

(a) Percentages indicated are based on net assets of $1,988,282,395.

(b) The aggregate identified cost on a tax basis is $1,960,404,244, resulting in gross unrealized appreciation and depreciation of $206,945,010 and $65,397,193, respectively, or net unrealized appreciation of $141,547,817.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at July 31, 2006.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2006.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At July 31, 2006, the value of securities loaned amounted to $109,197,980. The fund received cash collateral of $111,967,505 which is pooled with collateral of other Putnam funds into 24 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,125,986 for the period ended July 31, 2006. During the period ended July 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $521,382,585 and $523,947,290, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

At July 31, 2006, liquid assets totaling $34,646,084 have been designated as collateral for open forward contracts and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at July 31, 2006: (as a percentage of Portfolio Value)

Australia	2.9%
Belgium	2.0
Bermuda	2.0
Canada	3.1
France	3.9
Germany	3.2
Hong Kong	0.8
Italy	1.2
Japan	13.7
Netherlands	2.3
South Korea	2.0
Spain	0.8
Sweden	1.1
Switzerland	4.7
Taiwan	1.1
United Kingdom	7.5
United States	46.5
Other	1.2
Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Certain investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Equity Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2006